November 6, 2017

FILED VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Caldwell & Orkin Funds, Inc.
File	Nos. 33-35156 and 811-06113

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of the Caldwell & Orkin Market Opportunity Fund (the “Fund”), the sole series of The Caldwell & Orkin Funds, Inc. (the “Company”), in connection with a Special Meeting of Shareholders to be held with respect to the proposed investment advisory agreement between the Fund and Gator Capital Management, LLC and the election of three new directors to the Board of Directors of the Company.

If you have any questions or comments concerning this filing, please telephone Jeffrey T. Skinner at (336) 607-7512.

Very truly yours,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Secretary

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